UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andrew Weiss
Title:    President of Weiss Capital, LLC
Address:  c/o Weiss Capital, LLC
          29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 28-12279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Attorney-in-Fact for Andrew Weiss
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin*        Boston, MA           May 14, 2007
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]

*Pursuant to Power of Attorney as filed on February 14, 2007.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:     $ 94,522
                                          (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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        COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5              COLUMN 6    COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AMOUNT AND
                                                                   TYPE OF SECURITY                                 VOTING AUTHORITY
                                                                                                               ---------------------
                                TITLE OF                 VALUE    SHR OR    SH/  PUT/  INVESTMENT  OTHER
        NAME OF ISSUER          CLASS         CUSIP     (x$1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEW REAL ESTATE INCOME FD       COM           00104H107   3,013    125,185  SH         SOLE                      125,185
CHURCHILL VENTURES LTD          UNIT 99/99/99917157P208     128     16,000  SH         SOLE                       16,000
COLD SPRING CAP INC             COM           192865103   3,978    705,300  SH         SOLE                      705,300
COLD SPRING CAP INC             *W EXP 11/11/2192865111      17     97,200  SH         SOLE                       97,200
COLD SPRING CAP INC             UNIT 11/11/200192865202      26      4,600  SH         SOLE                        4,600
COMMUNITY BANKERS ACQUISITN     COM           20361R101   5,917    815,000  SH         SOLE                      815,000
CORNERSTONE STRATEGIC VALUE     COM           21924B104       4        517  SH         SOLE                          517
COURTSIDE ACQUISITION CORP      COM           22274N102     325     58,700  SH         SOLE                       58,700
DWS MULTI MKT INCOME TR         SHS           23338L108     485     42,600  SH         SOLE                       42,600
DWS STRATEGIC INCOME TR         SHS           23338N104      99      6,000  SH         SOLE                        6,000
ENERGY SVCS ACQUISITION CORP    COM           29271Q103     907    163,100  SH         SOLE                      163,100
ENERGY SVCS ACQUISITION CORP    UNIT 08/29/20129271Q202      69     10,250  SH         SOLE                       10,250
ENTERRA ENERGY TR               TR UNIT       29381P102      17      3,100  SH         SOLE                        3,100
FIRST TR VALUE LINE 100 FD      COM SHS       33735D104   3,895    238,800  SH         SOLE                      238,800
GENERAL FINANCE CORP            COM           369822101       6        850  SH         SOLE                          850
GENERAL FINANCE CORP            UNIT 04/05/201369822200      45      5,100  SH         SOLE                        5,100
GLOBAL LOGISTICS ACQUISITION    COM           379414105   4,736    615,100  SH         SOLE                      615,100
GLOBAL LOGISTICS ACQUISITION    *W EXP 02/15/2379414113      10     14,400  SH         SOLE                       14,400
GRANAHAN MCCOURT ACQ CORP       COM           385034103     244     32,300  SH         SOLE                       32,300
GRUBB&ELLIS RLTY ADVISORS IN    COM           400096103   3,278    576,100  SH         SOLE                      576,100
GRUBB&ELLIS RLTY ADVISORS IN    UNIT 02/27/201400096202      79     12,600  SH         SOLE                       12,600
HALLIBURTON CO                  COM           406216101  31,740  1,000,000  SH         SOLE                    1,000,000
HARBOR ACQUISITION CORPORATI    COM           41145X107     954    174,350  SH         SOLE                      174,350
HD PARTNERS ACQUISITION CORP    COM           40415K100     789    105,200  SH         SOLE                      105,200
HEALTHCARE ACQUISITION CP NE    COM           42224H104   2,108    285,225  SH         SOLE                      285,225
INFORMATION SERVICES GROUP      UNIT 01/31/20145675Y203     541     67,200  SH         SOLE                       67,200
ISHARES INC                     MSCI AUSTRIA  464286202       9        232  SH         SOLE                          232
ISHARES INC                     MSCI TAIWAN   464286731      57      4,100  SH         SOLE                        4,100
JAZZ TECHNOLOGIES INC           COMADDED      47214E102       3        800  SH         SOLE                          800
JDS UNIPHASE CORP               COM PAR $0.00146612J507       1         37  SH         SOLE                           37
JK ACQUISITION CORP             COM           47759H106   1,183    203,900  SH         SOLE                      203,900
KOREA FD                        COM           500634100      69      2,084  SH         SOLE                        2,084
MARATHON ACQUISITION CORP       COM           565756103     175     22,900  SH         SOLE                       22,900
MILLENNIUM INDIA ACQS COM IN    COM           60039Q101   6,152    815,900  SH         SOLE                      815,900
MVC CAPITAL INC                 COM           553829102       6        400  SH         SOLE                          400
NEUBERGER BERMAN RE ES SEC F    COM           64190A103   4,413    244,350  SH         SOLE                      244,350
NEUBERGER BERMAN RLTY INC FD    COM           64126G109   6,711    280,437  SH         SOLE                      280,437
NEWMONT MINING CORP             COM           651639106       0          1  SH         SOLE                            1
NORTH AMERN INS LEADERS INC     COM           65687M104   5,894    781,700  SH         SOLE                      781,700
NORTH AMERN INS LEADERS INC     UNIT 03/21/20165687M203       1        100  SH         SOLE                          100
NTR ACQUISITION CO              COM ADDED     629415100      96     10,500  SH         SOLE                       10,500
NTR ACQUISITION CO              UNIT 06/28/201629415209     438     45,000  SH         SOLE                       45,000
PUTNAM CALIF INVT GRADE MUNSH BEINT           746446103     452     30,634  SH         SOLE                       30,634
RENAISSANCE ACQUISITION CORP    *W EXP 01/28/275966C115      96    253,300  SH         SOLE                      253,300
RENAISSANCE ACQUISITION CORP    COM ADDED     75966C305   4,000    725,900  SH         SOLE                      725,900
REVLON INC                      CL A          761525500      61     56,593  SH         SOLE                       56,593
TEMPLETON DRAGON FD INC         COM           88018T101       2         99  SH         SOLE                           99
TEMPLETON EMERGING MKTS FD I    COM           880191101       1         32  SH         SOLE                           32
TRANSFORMA ACQUISITION GROUP    COM ADDED     89366E100     285     38,000  SH         SOLE                       38,000
UNION STREET ACQ CORP           COM ADDED     908536105     385     52,300  SH         SOLE                       52,300
WESTERN ASSET CLAYMORE US TR    COM SH BEN    95766Q106      66      5,700  SH         SOLE                        5,700
WESTERN ASSET EMRG MKT DEBT     COM           95766A101       1         41  SH         SOLE                           41
WESTERN ASSET INFL MGMT FD I    COM           95766U107      72      4,471  SH         SOLE                        4,471
WSTRN ASSET/CLYMRE US TR INF    COM           95766R104      59      4,997  SH         SOLE                        4,997
ZWEIG TOTAL RETURN FD           INC           989837109     424     72,700  SH         SOLE                       72,700


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